FINANCIAL STATEMENTS SCHEDULE I - NOTES TO SCHEDULE I (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) $ / ¥	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
FINANCIAL STATEMENTS SCHEDULE I
Ordinary Shares Repurchased, But Not Yet Paid	¥ 0	¥ 0	¥ 24,146
Dividends Payable	¥ 11,198	1,629	1,699
Convenience translation rate | $ / ¥	6.5250
Reportable Legal Entities [Member] | ZTO EXPRESS (CAYMAN) INC.
FINANCIAL STATEMENTS SCHEDULE I
Ordinary Shares Repurchased, But Not Yet Paid	¥ 0	0	24,146
Dividends Payable	¥ 11,198	¥ 1,629	¥ 1,699
Convenience translation rate | $ / ¥	6.5250